Equity-Based Compensation - Summary of Activity for Stock Option (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Outstanding Options, Beginning Balance | shares	4,100
Outstanding Options, Granted | shares	2,700
Outstanding Options, Forfeited | shares	(600)
Outstanding Options, Expired | shares	(100)
Outstanding Options, Ending Balance | shares	6,100
Outstanding Options, Vested and exercisable | shares	1,000
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 13.39
Weighted Average Exercise Price, Granted | $ / shares	10.17
Weighted Average Exercise Price, Forfeited | $ / shares	12.03
Weighted Average Exercise Price, Expired | $ / shares	13.39
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	12.09
Weighted Average Exercise Price, Vested and exercisable | $ / shares	$ 13.38
Weighted Average Remaining Contractual Term, Outstanding	9 years
Weighted Average Remaining Contractual Term, Vested and exercisable	9 years
Aggregate Intrinsic Value, Outstanding | $	$ 0
Aggregate Intrinsic Value, Vested and exercisable | $	$ 0